Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	May 31, 2015	Apr. 30, 2015
Debt
Long-term debt, less current portion	$ 7,863,085	$ 8,334,013
Current portion of long-term debt	77	160
Total	$ 7,863,162	8,334,173
7.500% Senior Secured Notes due 2019
Debt
Stated interest rate (as a percent)	7.50%		7.50%
5.500% Senior Secured Notes due 2020
Debt
Stated interest rate (as a percent)	5.50%		5.50%	5.50%	5.50%
Senior Notes
Debt
Long-term debt, less current portion	$ 6,507,004	6,582,708
Total	6,507,004	6,582,708
Senior Notes | 6.250% Senior Secured Notes due 2022
Debt
Long-term debt, less current portion	1,472,150	1,468,875
Total	$ 1,472,150	$ 1,468,875
Stated interest rate (as a percent)	6.25%	6.25%
Senior Notes | 6.500% Senior Secured Notes due 2025
Debt
Long-term debt, less current portion	$ 1,085,537	$ 1,084,249
Total	$ 1,085,537	$ 1,084,249
Stated interest rate (as a percent)	6.50%	6.50%
Senior Notes | 4.750% Senior Secured Notes due 2023
Debt
Long-term debt, less current portion	$ 884,917	$ 912,418
Total	$ 884,917	$ 912,418
Stated interest rate (as a percent)	4.75%	4.75%
Senior Notes | 4.125% Senior Secured Notes due 2020
Debt
Long-term debt, less current portion	$ 730,465	$ 752,212
Total	$ 730,465	$ 752,212
Stated interest rate (as a percent)	4.125%	4.125%
Senior Notes | 5.625% Senior Secured Notes due 2020
Debt
Long-term debt, less current portion	$ 593,954	$ 592,245
Total	$ 593,954	$ 592,245
Stated interest rate (as a percent)	5.625%	5.625%
Senior Notes | 7.500% Senior Secured Notes due 2019
Debt
Long-term debt, less current portion	$ 521,894	$ 530,009
Total	$ 521,894	$ 530,009
Stated interest rate (as a percent)	7.50%	7.50%
Senior Notes | 6.625% Senior Secured Notes due 2018
Debt
Long-term debt, less current portion	$ 521,556	$ 533,915
Total	$ 521,556	$ 533,915
Stated interest rate (as a percent)	6.625%	6.625%
Senior Notes | 4.750% Senior Secured Notes due 2020
Debt
Long-term debt, less current portion	$ 509,050	$ 520,649
Total	$ 509,050	$ 520,649
Stated interest rate (as a percent)	4.75%	4.75%
Senior Notes | 5.500% Senior Secured Notes due 2020
Debt
Long-term debt, less current portion	$ 126,294	$ 126,833
Total	$ 126,294	$ 126,833
Stated interest rate (as a percent)	5.50%	5.50%
Senior Notes | 5.350% Senior Secured Notes due 2023
Debt
Long-term debt, less current portion	$ 61,187	$ 61,303
Total	$ 61,187	$ 61,303
Stated interest rate (as a percent)	5.35%	5.35%
Term loan | Term Loan Facilities due 2019
Debt
Long-term debt, less current portion	$ 839,552	$ 866,785
Total	839,552	866,785
Revolving Credit Facilities due 2021 | Revolving Credit Facilities due 2021
Debt
Long-term debt, less current portion	516,529	834,968
Total	516,529	834,968
Capital securities | Capital Securities due 2066
Debt
Long-term debt, less current portion	0	49,472
Capital securities | Other
Debt
Total		49,472
Other | Other
Debt
Long-term debt, less current portion	0	80
Total	$ 77	$ 240